SEGMENT REPORTING (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues generated by geographic location of customers
Total	$ 969,131,896	$ 985,279,367	$ 1,205,578,861
Asia Pacific Total
Revenues generated by geographic location of customers
Total	641,248,058	600,350,284	689,254,658
Mainland China
Revenues generated by geographic location of customers
Total	423,874,152	384,612,702	432,244,661
Taiwan
Revenues generated by geographic location of customers
Total	79,457,996	115,391,115	105,628,418
Australia
Revenues generated by geographic location of customers
Total	60,324,084	3,264,955	959,487
Singapore
Revenues generated by geographic location of customers
Total	49,825,855	2,303,270	37,231,290
Korea
Revenues generated by geographic location of customers
Total	18,035,540	89,186,998	67,258,950
India
Revenues generated by geographic location of customers
Total	6,102,690	4,309,772	13,178,876
Hong Kong
Revenues generated by geographic location of customers
Total	3,599,811	1,054,364	30,537,477
Other Asia Pacific countries
Revenues generated by geographic location of customers
Total	27,930	227,108	2,215,499
Germany
Revenues generated by geographic location of customers
Total	133,066,515	110,503,738	180,913,486
Greece
Revenues generated by geographic location of customers
Total	53,337,917	15,294,700
Belgium
Revenues generated by geographic location of customers
Total	25,411,767	31,231,396	8,391,253
America
Revenues generated by geographic location of customers
Total	16,461,811	64,693,678	60,415,307
Italy
Revenues generated by geographic location of customers
Total	13,662,581	61,615,219	70,270,371
France
Revenues generated by geographic location of customers
Total	11,893,602	37,126,579	19,558,271
Spain
Revenues generated by geographic location of customers
Total	8,266,207	38,586,654	66,833,525
Czech Republic
Revenues generated by geographic location of customers
Total	4,117,232	6,563,582	79,095,388
Others
Revenues generated by geographic location of customers
Total	$ 61,666,206	$ 19,313,537	$ 30,846,602